Significant Accounting Policies: Cash and Cash Equivalents (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Details
Cash and cash equivalents	$ 5,732,530	$ 808,772	$ 1,484,609	$ 1,914,877	$ 1,689,386
Bank balance not guaranteed by the Province of Alberta, Canada and the FDIC	$ 3,471,361	$ 0